Average Annual Total Returns - Class A C S I N R T Shares - Janus Henderson Balanced Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class A Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class A Balanced Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Balanced Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Balanced Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Balanced Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Balanced Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Balanced Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Balanced Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Balanced Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Balanced Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Balanced Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Balanced Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Balanced Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Balanced Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Balanced Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Balanced Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Balanced Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Balanced Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Balanced Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Balanced Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Balanced Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Class R Return Before Taxes Since Inception	Class R Return Before Taxes Inception Date	Class R S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R Balanced Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R Balanced Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R Balanced Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R Balanced Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Since Inception	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Balanced Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Balanced Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Balanced Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Balanced Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	7.57%	[1]	10.25%	[1]	9.21%	[1]	9.72%	[1]	Sep. 01, 1992	[1]	18.40%	15.22%	13.88%	10.25%	7.51%	4.44%	3.84%	5.44%	14.20%	10.57%	9.52%	8.37%	12.32%	[2]	10.79%	[2]	9.08%	[2]	9.27%	[2]	Sep. 01, 1992	[2]	18.40%	15.22%	13.88%	10.25%	7.51%	4.44%	3.84%	5.44%	14.20%	10.57%	9.52%	8.37%	13.91%	11.40%	9.70%	9.80%	Sep. 01, 1992	18.40%	15.22%	13.88%	10.25%	7.51%	4.44%	3.84%	5.44%	14.20%	10.57%	9.52%	8.37%	14.39%	11.87%	10.16%	10.09%	Sep. 01, 1992	18.40%	15.22%	13.88%	10.25%	7.51%	4.44%	3.84%	5.44%	14.20%	10.57%	9.52%	8.37%	14.48%	11.95%	10.21%	10.09%	Sep. 01, 1992	18.40%	15.22%	13.88%	10.25%	7.51%	4.44%	3.84%	5.44%	14.20%	10.57%	9.52%	8.37%	13.65%	11.11%	9.43%	9.56%	Sep. 01, 1992	18.40%	15.22%	13.88%	10.25%	7.51%	4.44%	3.84%	5.44%	14.20%	10.57%	9.52%	8.37%	14.21%	11.68%	9.98%	10.01%	Sep. 01, 1992	13.44%	10.47%	8.72%	8.57%	Sep. 01, 1992	8.76%	8.96%	7.78%	8.04%	Sep. 01, 1992	18.40%	15.22%	13.88%	10.25%	7.51%	4.44%	3.84%	5.44%	14.20%	10.57%	9.52%	8.37%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.